Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Total other current financial assets	SFr 33,200	SFr 30,100
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Total other current financial assets	33,200	30,100
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Total other current financial assets	6,900	6,400
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Total other current financial assets	22,500	14,800
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Total other current financial assets	3,800	8,800
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Total other current financial assets	SFr 0	SFr 0